Average Annual Total Returns - Class I N Shares - Small Cap Momentum Style Fund	I OneYear	I FiveYear	I TenYear	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Russell 2000® Index (reflects no deductions for fees, expenses or taxes) TenYear	N OneYear	N FiveYear	N Since Inception		N Inception Date	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception		R6 OneYear	R6 FiveYear	R6 Since Inception		R6 Inception Date	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	26.42%	13.43%	12.09%	Jul. 09, 2009	24.56%	11.09%	10.34%	16.72%	10.21%	9.53%	19.96%	13.26%	11.20%	26.18%	13.18%	13.12%	[1]	Dec. 17, 2012	19.96%	13.26%	12.84%	[1]	26.54%	13.55%	10.35%	[1]	Jul. 10, 2014	19.96%	13.26%	10.04%	[1]

[1]	Since Inception performance is shown for Class N and Class R6 because they do not have 10 years of performance history.